Revenue Recognition - Summary of Disaggregation Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total	$ 67,878	$ 55,257	$ 183,919	$ 156,297	$ 213,760	$ 169,152
Revenue From Contract With Customer Excluding Assessed Tax					213,760	169,152
Connectivity
Disaggregation of Revenue [Line Items]
Total	40,738	37,932	122,444	111,583
Revenue From Contract With Customer Excluding Assessed Tax					152,996	147,927
Hardware Sales
Disaggregation of Revenue [Line Items]
Total	19,221	9,345	40,602	23,276
Revenue From Contract With Customer Excluding Assessed Tax					29,601	8,767
Hardware Sales - bill-and-hold
Disaggregation of Revenue [Line Items]
Total	229	2,476	3,451	5,908
Revenue From Contract With Customer Excluding Assessed Tax					11,314	960
Deployment services, professional services and other
Disaggregation of Revenue [Line Items]
Total	$ 7,690	$ 5,504	$ 17,422	$ 15,530
Revenue From Contract With Customer Excluding Assessed Tax					$ 19,849	$ 11,498